Reverse recapitalization (Tables)	6 Months Ended
Jun. 30, 2024
Reverse Recapitalization [Abstract]
Disclosure Of Reverse Recapitalization, Share Activity

	As of June 30, 2024		As of December, 31, 2023
	Liability Fair Value	Number Outstanding	Liability Fair Value	Number Outstanding
Class C-1 Shares	2,870	20,499,965	4,920	20,499,965
Class C-2 Shares	630	4,500,000	1,080	4,500,000
Total	$3,500	24,999,965	$6,000	24,999,965

Class C-1 Shares
As of January 1, 2024	4,920
Changes in fair value measurement	(2,050)
As of June 30, 2024	$2,870

Class C-2 Shares
As of January 1, 2024	1,080
Changes in fair value measurement	(450)
As of June 30, 2024	$630
The fair value change for the Class C Shares are as follows:

	For the six months ended June 30,
	2024	2023
Fair value change - Class C-1 Shares	2,050	3,775
Fair value change - Class C-2 Shares	450	6,975
Fair value change - Class C Shares	$2,500	$10,750

Disclosure Of Reverse Recapitalization, Summary Of Earn-Out Rights

Earn out rights
As of January 1, 2024	155,402
Changes in fair value measurement	(139,638)
As of June 30, 2024	$15,764
The fair value change for the Earn-out rights are as follows:

	For the six months ended June 30,
	2024	2023
Fair value change - Earn-out rights	139,638	232,995